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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-22014

                         Pioneer Diversified High Income Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  April 30

Date of reporting period:  January 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Diversified

 High Income Trust

 NQ | January 31, 2015

 Ticker Symbol: HNW

Schedule of Investments | 1/31/15 (unaudited)

 Principal

 Amount

 USD ($)

 Value

 ASSET BACKED SECURITIES -  1.7% of Net Assets

   746,556(a)

 Aircraft Finance Trust, Series 1999-1A, Class A1, 0.647%, 5/15/24 (144A)

 $ 261,295

   81,268

 Continental Airlines Pass Through Trust, Series 1998-1, Class B, 6.748%, 3/15/17

   85,177

   250,000

 Delta Air Lines Pass Through Trust, Series 2010-1, Class B, 6.375%, 1/2/16 (144A)

   259,375

   290,000(b)

 GMAT Trust, Series 2013-1A, Class M, 5.0%, 11/25/43 (144A)

   275,940

   414,974

 Monty Parent Issuer LLC, Series 2013-LTR, Class B, 4.25%, 11/20/28 (144A)

   413,107

   940,000

 Nations Equipment Finance Funding I LLC, Series 2013-1A, Class C, 5.5%, 5/20/21 (144A)

   959,975

   72,921

 Westgate Resorts LLC, Series 2012-2A, Class C, 9.0%, 1/20/25 (144A)

   74,210

   176,943

 Westgate Resorts LLC, Series 2012-BA, Class A, 9.5%, 2/20/25 (144A)

   183,261

 TOTAL ASSET BACKED SECURITIES

 (Cost  $2,621,800)

 $ 2,512,340

 COLLATERALIZED MORTGAGE OBLIGATIONS -  2.4% of Net Assets

   375,000(a)

 BAMLL Commercial Mortgage Securities Trust, Series 2014-INLD, Class F, 2.695%, 12/15/29 (144A)

 $ 339,637

   175,443(c)

 CAM Mortgage Trust, Series 2014-1, Class M, 5.5%, 12/15/53 (144A)

   175,585

   200,000(b)

 Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C4, Class E, 5.135%, 10/15/39 (144A)

   206,799

   125,000(a)

 EQTY Mezzanine Trust, Series 2014-INMZ, Class M, 4.918%, 5/8/31 (144A)

   122,715

   170,000(a)

 EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.618%, 5/8/31 (144A)

   170,408

   97,008

 Global Mortgage Securitization, Ltd., Series 2004-A, Class B1, 5.25%, 11/25/32 (144A)

   93,374

   169,738

 Global Mortgage Securitization, Ltd., Series 2005-A, Class B3, 5.25%, 4/25/32

   127,645

   173,236

 Homeowner Assistance Program Reverse Mortgage Loan Trust, Series 2013-RM1, Class A, 4.0%, 5/26/53 (144A)

   170,049

   709,437(a)

 Impac CMB Trust, Series 2004-9, Class 1A1, 0.928%, 1/25/35

   641,420

   150,000

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class AJ, 5.623%, 5/12/45

   154,001

   150,000(a)

 JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-FL3, Class E, 3.514%, 4/15/28 (144A)

   149,996

   300,000(b)

 LB-UBS Commercial Mortgage Trust, Series 2005-C2, Class C, 5.274%, 4/15/40

   301,527

   556,571(b)

 LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class AJ, 5.276%, 2/15/41

   566,456

   400,000(b)

 Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ, 5.951%, 5/15/46

   416,250

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost  $3,592,724)

 $ 3,635,862

 COMMERCIAL MORTGAGE-BACKED SECURITIES -  0.5% of Net Assets

   150,000(b)

 Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR7, Class B, 5.214%, 2/11/41

 $ 150,091

   250,000(b)

 COMM Mortgage Trust, Series 2012-CR2, Class E, 4.857%, 8/15/45 (144A)

   260,402

   200,000(a)

 COMM Mortgage Trust, Series 2013-FL3, Class RGC2, 4.5%, 10/13/28 (144A)

   200,118

   150,600(a)

 JPMorgan Chase Commercial Mortgage Securities Corp., Series 2006-FL2A, Class G, 0.527%, 11/15/18 (144A)

   145,318

 TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES

 (Cost  $692,935)

 $ 755,929

 SENIOR SECURED FLOATING RATE LOAN INTERESTS -

 28.3% of Net Assets * (a)

 AUTOMOBILES & COMPONENTS - 3.4%

 Auto Parts & Equipment - 1.7%

   500,000

 Crowne Group LLC, First Lien Initial Term Loan, 6.0%, 9/30/20

 $ 492,500

   186,934

 Federal-Mogul Corp., Tranche C Term Loan, 4.75%, 4/15/21

   185,615

   163,750

 Key Safety Systems, Inc., Initial Term Loan, 4.75%, 8/29/21

   163,273

   319,241

 MPG Holdco I, Inc. Initial Term Loan, 4.25%, 10/20/21

   319,212

   277,930

 TI Group Automotive Systems LLC, Facility Term Loan, 4.25%, 7/2/21

   277,105

   962,936

 Tower Automotive Holdings USA LLC, Refinancing Term Loan, 4.0%, 4/23/20

   950,297

   139,200

 UCI International, Inc. (United Components), Term Loan, 5.5%, 7/26/17

   138,794

 $ 2,526,796

 Automobile Manufacturers - 0.9%

   1,447,500

 Chrysler Group LLC, Term Loan B, 3.5%, 5/24/17

 $ 1,443,076

 Principal

 Amount

 USD ($)

 Value

 Tires & Rubber - 0.8%

   600,000

 American Tire Distributors, Inc., Term Loan, 5.75%, 6/1/18

 $ 599,250

   575,000

 Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/19

   575,719

 $ 1,174,969

 Total Automobiles & Components

 $ 5,144,841

 CAPITAL GOODS - 3.5%

 Aerospace & Defense - 1.3%

   808,980

 DAE Aviation Holdings, Inc., Tranche B-1 Loan, 5.0%, 11/2/18

 $ 809,231

   366,733

 DAE Aviation Holdings, Inc., Tranche B-2 Loan, 5.0%, 11/2/18

   366,427

   132,935

 TASC, Inc., First Lien Term Loan, 6.5%, 5/22/20

   130,387

   232,872

 Vencore, Inc. (fka SI Organization, Inc.), Initial First Lien Term Loan, 5.75%, 11/23/19

  232,581

   15,479

 Vencore, Inc. (fka SI Organization, Inc.), Delayed Draw Term Loan, 5.75%, 11/23/19

   15,459

   320,000

 WP CPP Holdings LLC, Second Lien Term Loan B-1, 8.75%, 4/30/21

   308,800

 $ 1,862,885

 Building Products - 0.3%

   500,000

 Unifrax Holding Co., New Term B Dollar Loan, 4.25%, 11/28/18

 $ 496,042

 Construction & Farm Machinery & Heavy Trucks - 0.2%

   390,000

 Navistar, Inc., Tranche B, Term Loan, 5.75%, 8/17/17

 $ 390,244

 Electrical Components & Equipment - 0.4%

   547,059

 WireCo WorldGroup, Inc., Term Loan, 6.0%, 2/15/17

 $ 548,084

 Industrial Conglomerates - 0.9%

   500,000

 Doosan Infracore International, Inc. (Doosan Holdings Europe Ltd.), Tranche B Term Loan, 4.5%, 5/28/21

 $ 500,000

   106,901

 Faenza Acquisition GmbH (CeramTec Acquisition Acquisition Corp.), Dollar Term B-3 Loan, 4.25%, 8/30/20

   106,233

   357,622

 Faenza Acquisition GmbH (CeramTec Acquisition Acquisition Corp.), Initial Dollar Term B-1 Loan, 4.25%, 8/30/20

   355,387

   35,477

 Faenza Acquisition GmbH (CeramTec Acquisition Corp.), Initial Dollar Term B-2 Loan, 4.25%, 8/30/20

   35,255

   355,000

 Filtration Group Corp., Initial Second Lien Term Loan, 8.25%, 11/22/21

 355,000

 $ 1,351,875

 Trading Companies & Distributors - 0.4%

   349,774

 AWAS Finance Luxembourg 2012 SA, Term Loan, 3.5%  , 7/16/18

 $ 347,124

   284,593

 WESCO Distribution, Inc., Tranche B-1 Loan, 3.75%, 12/12/19

   284,237

 $ 631,361

 Total Capital Goods

 $ 5,280,491

 COMMERCIAL & PROFESSIONAL SERVICES - 0.7%

 Environmental & Facilities Services - 0.3%

   500,000

 Granite Acquisition, Inc. Second Lien Term B Loan, 7.25%, 12/19/22

 $ 506,250

 Research & Consulting Services - 0.3%

   400,000

 Wyle Services Corp., Term Loan, 5.0%, 5/23/21

 $ 399,875

 Security & Alarm Services - 0.1%

   202,708

 Protection One, Inc., 2012 Term Loan, 4.25%, 3/21/19

 $ 201,188

 Total Commercial & Professional Services

 $ 1,107,313

 CONSUMER DURABLES & APPAREL - 0.3%

 Leisure Products - 0.2%

   300,000

 Bombardier Recreational Products Inc., Term B Loan, 4.0%, 1/30/19

 $ 293,875

 Textiles - 0.1%

   108,319

 Klockner Pentaplast of America, Inc., Term Loan B-1, 4.75%, 12/21/16

 $ 108,319

 Total Consumer Durables & Apparel

 $ 402,194

 CONSUMER SERVICES - 0.9%

 Casinos & Gaming - 0.2%

   300,000

 Scientific Games International, Inc., Initial Term B-2 Loan, 6.0%, 10/1/21

 $ 296,813

 Leisure Facilities - 0.1%

   132,123

 Fitness International LLC, Term B Loan, 5.5%, 7/1/20

 $ 126,012

 Principal

 Amount

 USD ($)

 Value

 Restaurants - 0.6%

   429,750

 Landry's, Inc. (fka Landry's Restaurants, Inc.), Term Loan B, 4.0%, 4/24/18

 $ 428,854

   539,738

 NPC International, Inc., Term Loan, 3.0%, 12/28/18

   528,943

 $ 957,797

 Total Consumer Services

 $ 1,380,622

 DIVERSIFIED FINANCIALS - 0.1%

 Consumer Finance - 0.1%

   216,807

 Trans Union LLC, Replacement Term Loan, 4.0%, 4/9/21

 $ 214,130

 Total Diversified Financials

 $ 214,130

 ENERGY - 1.2%

 Coal & Consumable Fuels - 0.1%

   352,500

 PT Bumi Resources Tbk, Term Loan, 18.0%, 8/15/14

 $ 119,850

 Integrated Oil & Gas - 0.3%

   500,000

 Chief Exploration & Development LLC, Second Lien Term Loan, 7.5%, 5/16/21

 $ 442,500

 Oil & Gas Drilling - 0.3%

   444,680

 Jonah Energy LLC, Initial Second Lien Initial Loan, 7.5%, 5/12/21

 $ 373,809

   96,233

 Offshore Group Investment, Ltd. (Vantage Delaware Holdings LLC), Second Lien Term Loan, 5.75%, 3/28/19

   61,349

 $ 435,158

 Oil & Gas Equipment & Services - 0.1%

   297,744

 FR Dixie Acquisition Corp., Term Loan, 5.75%, 12/18/20

 $ 245,639

 Oil & Gas Exploration & Production - 0.4%

   849,204

 Fieldwood Energy LLC, Closing Date Second Lien Term Loan, 8.375%, 9/30/20

 $ 520,562

   115,754

 Samson Investment Co., Second Lien Term Loan, 5.0%, 9/25/18

   73,041

 $ 593,603

 Total Energy

 $ 1,836,750

 FOOD, BEVERAGE & TOBACCO - 1.1%

 Packaged Foods & Meats - 1.1%

   152,717

 Del Monte Corp., Initial Term Loan, 3.5%, 3/9/20

 $ 147,529

   500,000

 Dole Food Company, Inc., Tranche B Term Loan, 4.5%, 11/1/18

   496,094

   932,950

 New HB Acquisition LLC, Term B Loan, 6.75%, 4/9/20

   952,775

 Total Food, Beverage & Tobacco

 $ 1,596,398

 HEALTH CARE EQUIPMENT & SERVICES - 4.1%

 Health Care Equipment & Services - 0.7%

   500,000

 Accellent, Inc., Initial First Lien Term Loan, 4.5%, 3/12/21

 $ 487,500

   366,000

 Accellent, Inc., Initial Second Lien Term Loan, 7.5%, 3/11/22

   344,040

   237,727

 Kinetic Concepts, Inc., Dollar E-1 Term Loan, 4.0%, 5/4/18

   235,519

 $ 1,067,059

 Health Care Facilities - 1.0%

   708,319

 CHS/Community Health Systems, Inc., Term D Loan, 4.25%, 1/27/21

 $ 708,872

   265,757

 CHS/Community Health Systems, Inc., Term E Loan, 4.25%, 1/25/17

   264,699

   195,565

 HCA, Inc., Tranche B-5 Term Loan, 2.75%, 3/31/17

   195,580

   320,147

 Kindred Healthcare, Inc., Incremental Term Loan, 4.25%, 4/9/21

   316,146

 $ 1,485,297

 Health Care Services - 1.9%

   365,903

 AccentCare, Inc., Term Loan, 6.5%, 12/22/16

 $ 325,654

   208,835

 Bioscrip, Inc., Delayed Term Loan, 6.5%, 7/31/20

   208,661

   348,058

 Bioscrip, Inc., Initial Term B Loan, 6.5%, 7/31/20

   347,768

   712,602

 Gentiva Health Services, Inc., Initial Term Loan B, 6.5%, 10/18/19

   713,381

   203,463

 National Mentor Holdings, Inc., Tranche B Term Loan, 4.75%, 1/31/21

   200,919

   458,025

 Surgical Care Affiliates LLC, Class C Term Loan, 4.0%, 6/29/18

   454,590

   283,225

 Valitas Health Services, Inc., Term Loan B, 6.0%, 6/2/17

   271,188

   482,500(d)

 Virtual Radiologic Corp., Term Loan B, 7.25%, 12/22/16

   371,525

 $ 2,893,686

 Health Care Supplies - 0.1%

   185,959

 Alere, Inc., Term Loan B, 4.25%, 6/30/17

 $ 186,036

 Health Care Technology - 0.4%

   238,848

 IMS Health, Inc., Tranche B-1 Dollar Term Loan, 3.5%, 3/17/21

 $ 234,867

 Principal

 Amount

 USD ($)

 Value

 Health Care Technology (continued)

   327,615

 Medical Card System, Inc., Term Loan, 12.0%, 3/17/17

 $ 314,511

 $ 549,378

 Total Health Care Equipment & Services

 $ 6,181,456

 HOUSEHOLD & PERSONAL PRODUCTS - 0.8%

 Household Products - 0.4%

   381,800

 SRAM LLC, First Lien Term Loan, 4.0%, 4/10/20

 $ 374,880

   213,275

 Wash MultiFamily Laundry Systems LLC, U.S. Term Loan, 4.5%, 2/21/19

   210,876

 $ 585,756

 Personal Products - 0.2%

   100,000

 Atrium Innovations, Inc., Second Lien Term Loan, 7.75%, 8/13/21

 $ 93,500

   215,357

 NBTY, Inc., B-2 Term Loan, 2.5%, 10/1/17

  209,468

 $ 302,968

 Security & Alarm Services - 0.2%

   267,475

 Monitronics International, Inc., 2013 Term Loan B, 3.25%, 3/23/18

 $ 266,695

 Total Household & Personal Products

 $ 1,155,419

 INSURANCE - 1.4%

 Multi-Line Insurance - 0.4%

   562,479

 Alliant Holdings I LLC, Initial Term Loan, 4.25%, 12/20/19

 $ 554,569

 Property & Casualty Insurance - 1.0%

   593,765

 Confie Seguros Holding II Co., Second Lien Term Loan, 10.25, 5/8/19

 $ 593,765

   945,943

 USI, Inc., Initial Term Loan, 4.25%, 12/27/19

   932,936

 $ 1,526,701

 Total Insurance

 $ 2,081,270

 MATERIALS - 1.7%

 Commodity Chemicals - 0.1%

   102,000

 Citadel Plastics Holdings, Inc., First Lien Initial Term Loan, 5.25%, 11/5/20

 $ 101,363

 Diversified Chemicals - 0.2%

   296,335

 Univar, Inc., Term Loan B, 5.0%, 6/30/17

 $ 286,927

 Diversified Metals & Mining - 0.0%†

   57,668(e)

 PT Bakrie & Brothers Tbk, Facility Term Loan B, 8.0%, 1/20/13

 $ 19,607

 Metal & Glass Containers - 0.3%

   413,493

 Tank Holding Corp., Initial Term Loan, 5.5%, 7/9/19

 $ 406,601

 Paper Packaging - 0.3%

   500,000

 Caraustar Industries, Inc., Incremental Term Loan, 8.0%, 5/1/19

 $ 485,000

 Paper Products - 0.5%

   598,481

 Appvion, Inc., Term Commitment, 5.75%, 6/28/19

 $ 586,137

   99,000

 Exopack Holdings SA, USD Term Loan, 5.25%, 5/8/19

   98,897

 $ 685,034

 Specialty Chemicals - 0.0%†

   48,810

 Chemtura Corp., New Term Loan, 3.5%, 8/29/16

 $ 48,830

 Steel - 0.3%

   498,750

 Essar Steel Algoma, Inc., Initial Term Loan, 7.5%, 8/16/19

 $ 486,281

 Total Materials

 $ 2,519,643

 MEDIA - 3.4%

 Advertising - 0.7%

   952,854

 Affinion Group, Inc., Tranche B Term Loan, 6.75%, 4/30/18

 $ 893,301

   150,000

 Getty Images, Inc., Initial Term Loan, 4.75%, 10/18/19

   136,281

 $ 1,029,582

 Broadcasting - 0.7%

   296,690

 Hubbard Radio LLC, Tranche 1 Term Loan, 4.5%, 4/29/19

 $ 293,908

   315,000

 Learfield Communications, Inc., Initial Second Lien Term Loan, 8.75%, 10/8/21

   312,638

   463,454

 Univision Communications, Inc., Replacement First-Lien Term Loan, 4.0%, 3/1/20

   457,154

 $ 1,063,700

 Principal

 Amount

 USD ($)

 Value

 Cable & Satellite - 0.2%

   299,250

 MediArena Acquisition BV (fka AP NMT Acquisition BV), First Lien Dollar Term B Loan, 6.75%, 8/13/21

 $ 296,070

 Cable & Telecommunications - 0.2%

   339,187

 WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/1/19

 $ 337,576

 Movies & Entertainment - 0.0%†

   69,063

 Cinedigm Digital Funding I LLC, Term Loan, 3.75%, 2/28/18

 $ 69,149

 Publishing - 1.6%

   527,470

 Cengage Learning Acquisitions, Inc., Term Loan, 7.0%, 3/31/20

 $ 524,942

   748,120

 Interactive Data Corp., Term Loan, 4.75%, 5/2/21

   746,952

   149,220

 Lee Enterprises, Inc., First Lien Term Loan, 7.25%, 3/31/19

  148,847

   940,500

 McGraw-Hill School Education Holdings LLC, Term B Loan, 6.25%, 12/18/19

  941,284

 $ 2,362,025

 Total Media

 $ 5,158,102

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.4%

 Life Sciences Tools & Services - 0.3%

   431,007

 Catalent Pharma Solutions, Inc., Dollar Term Loan, 4.5%, 5/20/21

 $ 430,361

 Pharmaceuticals - 0.1%

   250,000

 Par Pharmaceutical Co., Inc. (Par Pharmaceutical, Inc.), Term B-2 Loan, 4.0%, 9/30/19

 $ 245,687

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 676,048

 RETAIL REIT - 0.2%

 Retail REIT - 0.2%

   278,771

 DTZ U.S. Borrower LLC, Delayed Draw Term Loan, 5.5%, 11/4/21

 $ 279,293

 Total Retail REIT

 $ 279,293

 RETAILING - 0.9%

 Automotive Retail - 0.5%

   682,500

 CWGS Group LLC, Term Loan, 5.75%, 2/20/20

 $ 679,941

 Computer & Electronics Retail - 0.4%

   711,994

 Targus Group International, Inc., Term Loan, 12.0%, 5/24/16

 $ 567,815

 Total Retailing

 $ 1,247,756

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.4%

 Semiconductor Equipment - 0.4%

   600,000

 VAT Lux III S.a.r.l. (fka Polyusus Lux 2 S.a.r.l.), Initial Term Loan, 4.75%, 2/11/21

 $ 590,625

 Total Semiconductors & Semiconductor Equipment

 $ 590,625

 SOFTWARE & SERVICES - 1.4%

 Application Software - 0.7%

   210,670

 Expert Global Solutions, Inc., Advance First Lien Term Loan B, 8.5%, 4/3/18

 $ 209,968

   423,038

 Houghton Mifflin Holdings, Inc., Term Loan, 4.25%, 5/22/18

   421,451

   500,000

 Vertafore, Inc., Second Lien Term Loan, 9.75%, 10/27/17

   502,916

 $ 1,134,335

 IT Consulting & Other Services - 0.7%

   249,375

 Evergreen Skills Lux S.a r.l., First Lien Initial Term Loan, 5.75%, 4/28/21

 $ 242,413

   772,637

 SunGuard Data Systems, Inc., Tranche C Term Loan, 3.75%, 2/28/17

   770,860

 $ 1,013,273

 Total Software & Services

 $ 2,147,608

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%

 Communications Equipment - 0.2%

   85,318

 CommScope, Inc., Tranche 3 Term Loan, 2.735%, 1/21/17

 $ 84,927

   127,977

 CommScope, Inc., Tranche 4 Term Loan, 3.25%, 1/14/18

   127,936

 $ 212,863

 Electronic Components - 0.3%

   477,897

 Scitor Corp., Term Loan, 5.0%, 2/15/17

 $ 474,312

 Total Technology Hardware & Equipment

 $ 687,175

 TELECOMMUNICATION SERVICES - 0.6%

 Integrated Telecommunication Services - 0.3%

   500,000

 GCI Holdings, Inc., Term B Loan, 4.75%, 2/2/22

 $ 501,145

 Wireless Telecommunication Services - 0.3%

   333,333

 Syniverse Holdings, Inc., Initial Term Loan, 4.0%, 4/23/19

 $ 323,056

   166,667

 Syniverse Holdings, Inc., Tranche B Term Loan, 5.0%, 4/23/19

   161,528

 $ 484,584

 Total Telecommunication Services

 $ 985,729

 Principal

 Amount

 USD ($)

 Value

 TRANSPORTATION - 0.5%

 Air Freight & Logistics - 0.1%

   192,075

 Ozburn-Hessey Holding Co., LLC, Term Loan, 6.75%, 5/23/19

 $ 192,315

 Marine - 0.4%

   500,000

 Navios Maritime Partners LP, Term Loan, 5.25%, 6/27/18

 $ 495,625

 Total Transportation

 $ 687,940

 UTILITIES - 0.8%

 Electric Utilities - 0.8%

   500,000

 Atlantic Power Limited Partnership, Term Loan, 3.75%, 2/24/21

 $ 498,750

   280,808

 Star West Generation LLC, Advance Term Loan B, 3.25%, 3/13/20

   276,947

   629,720

 Texas Competitive Electric Holdings Co., LLC, 2017 Term Loan, 4.5%, 10/10/17

   400,069

 Total Utilities

 $ 1,175,766

 TOTAL SENIOR SECURED FLOATING RATE LOAN INTERESTS

 (Cost  $43,809,500)

 $ 42,536,569

 CORPORATE BONDS & NOTES -  94.9% of Net Assets

 AUTOMOBILES & COMPONENTS - 0.8%

 Auto Parts & Equipment - 0.8%

   350,000

 International Automotive Components Group SA, 9.125%, 6/1/18 (144A)

 $ 361,375

   248,000

 Pittsburgh Glass Works LLC, 8.0%, 11/15/18 (144A)

   262,880

   640,000

 Stackpole International Intermediate Co., SA / Stackpole International Powder, 7.75%, 10/15/21 (144A)

   625,600

 Total Automobiles & Components

 $ 1,249,855

 BANKS - 2.0%

 Diversified Banks - 1.6%

   525,000

 Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)

 $ 530,250

   400,000(b)

 Banco Macro SA, 9.75%, 12/18/36

   369,000

   200,000(b)(f)

 Banco Santander SA, 6.375%

   196,000

   325,000(b)(f)

 Bank of America Corp., 6.25%

   332,348

   750,000

 UBS AG / Stamford CT, 7.625%, 8/17/22

   895,227

 $ 2,322,825

 Regional Banks - 0.4%

   600,000(b)(f)

 PNC Financial Services Group, Inc., 4.451%

 $ 600,000

 Total Banks

 $ 2,922,825

 CAPITAL GOODS - 5.0%

 Aerospace & Defense - 1.2%

   400,000

 ADS Tactical, Inc., 11.0%, 4/1/18 (144A)

 $ 384,000

   680,000

 DynCorp International, Inc., 10.375%, 7/1/17

   612,000

 EUR

   275,000

 Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)

  228,250

   435,000

 LMI Aerospace, Inc., 7.375%, 7/15/19 (144A)

  431,825

 $ 1,656,075

 Building Products - 0.2%

   300,000

 USG Corp., 7.875%, 3/30/20 (144A)

 $ 323,250

 Construction & Engineering - 0.5%

   900,000

 Empresas ICA S.A.B. de CV, 8.9%, 2/4/21 (144A)

 $ 647,100

   1,200,000(e)

 OAS Investments GmbH, 8.25%, 10/19/19 (144A)

   150,000

 $ 797,100

 Construction & Farm Machinery & Heavy Trucks - 0.7%

   360,000

 Meritor, Inc., 6.75%, 6/15/21

 $ 373,500

   660,000

 Navistar International Corp., 8.25%, 11/1/21

   644,325

 $ 1,017,825

 Electrical Components & Equipment - 0.5%

   750,000

 WireCo WorldGroup, Inc., 9.5%, 5/15/17

 $ 742,500

 Industrial Conglomerates - 0.3%

   455,000

 JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)

 $ 489,125

 Industrial Machinery - 0.7%

   250,000

 Apex Tool Group LLC, 7.0%, 2/1/21 (144A)

 $ 217,500

   450,000

 Cleaver-Brooks, Inc., 8.75%, 12/15/19 (144A)

  469,125

   335,000

 Liberty Tire Recycling, 11.0%, 10/1/16 (144A)

   268,000

   150,000

 Xerium Technologies, Inc., 8.875%, 6/15/18

   156,750

 $ 1,111,375

 Principal

 Amount

 USD ($)

 Value

 Trading Companies & Distributors - 0.9%

   150,000

 H&E Equipment Services, Inc., 7.0%, 9/1/22

 $ 142,875

   1,090,000

 TRAC Intermodal LLC / TRAC Intermodal Corp., 11.0%, 8/15/19

   1,182,650

 $ 1,325,525

 Total Capital Goods

 $ 7,462,775

 COMMERCIAL & PROFESSIONAL SERVICES - 1.5%

 Commercial Printing - 0.5%

   700,000

 Multi-Color Corp., 6.125%, 12/1/22 (144A)

 $ 707,875

 Diversified Support Services - 0.7%

   950,000

 NANA Development Corp., 9.5%, 3/15/19 (144A)

 $ 836,000

   280,000

 Transfield Services, Ltd., 8.375%, 5/15/20 (144A)

  299,600

 $ 1,135,600

 Environmental & Facilities Services - 0.0%†

   700,000(d)(e)

 Old AII, Inc., 10.0%, 12/15/16

 $ 7

 Security & Alarm Services - 0.3%

   415,000

 Interface Security Systems Holdings, Inc. / Interface Security Systems LLC, 9.25%, 1/15/18

 $ 416,037

 Total Commercial & Professional Services

 $ 2,259,519

 CONSUMER DURABLES & APPAREL - 1.5%

 Home Furnishings - 0.4%

   535,000

 Tempur Sealy International, Inc., 6.875%, 12/15/20

 $ 573,787

 Homebuilding - 0.2%

   605,000(d)(e)

 Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)

 $ 42,350

   250,000

 KB Home, 7.0%, 12/15/21

   250,000

 $ 292,350

 Leisure Products - 0.8%

   1,000,000

 Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)

   $ 980,000

   375,000

 PC Nextco Holdings LLC / PC Nextco Finance, Inc., 8.75%, 8/15/19

   380,625

 $ 1,360,625

 Textiles - 0.1%

   195,000

 Polymer Group, Inc., 6.875%, 6/1/19 (144A)

 $ 186,225

 Total Consumer Durables & Apparel

 $ 2,412,987

 CONSUMER SERVICES - 2.9%

 Business Services - 0.8%

   750,000

 Sitel LLC / Sitel Finance Corp., 11.0%, 8/1/17 (144A)

 $ 761,250

   500,000

 Sitel LLC / Sitel Finance Corp., 11.5%, 4/1/18

   417,500

 $ 1,178,750

 Casinos & Gaming - 1.0%

   756,089(d)(e)(g)

 Mashantucket Western Pequot Tribe, 6.5% (5.5% PIK 1.0% cash), 7/1/36

 $ 3,780

   365,000

 MGM Resorts International, 6.0%, 3/15/23

   368,650

   100,000

 Scientific Games International, Inc., 6.25%, 9/1/20

   70,000

   1,200,000

 Scientific Games International, Inc., 10.0%, 12/1/22 (144A)

   1,101,000

 $ 1,543,430

 Hotels, Resorts & Cruise Lines - 0.3%

   325,000

 Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)

 $ 355,875

 Leisure Facilities - 0.6%

 EUR

   800,000

 Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)

 $ 929,373

 Specialized Consumer Services - 0.2%

   315,000

 StoneMor Partners LP / Cornerstone Family Services of WV, 7.875%, 6/1/21

 $ 324,450

 Total Consumer Services

 $ 4,331,878

 DIVERSIFIED FINANCIALS - 2.1%

 Asset Management & Custody Banks - 0.4%

   590,000

 Janus Capital Group, Inc., 6.7%, 6/15/17

 $ 654,219

 Principal

 Amount

 USD ($)

 Value

 Consumer Finance - 0.8%

   445,000

 Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.375%, 4/1/20 (144A)

 $ 418,300

   406,687

 Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)

   404,677

   440,000

 TMX Finance LLC / TitleMax Finance Corp., 8.5%, 9/15/18 (144A)

   334,400

 $ 1,157,377

 Investment Banking & Brokerage - 0.2%

   450,000(b)(f)

 Goldman Sachs Capital II, 4.0%

 $ 351,000

 Multi-Sector Holdings - 0.3%

   600,000

 Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)

 $ 472,500

 Specialized Finance - 0.4%

   375,000(g)

 Igloo Holdings Corp., 8.25% (9.0% PIK 8.25% cash), 12/15/17 (144A)

 $ 378,750

   175,000

 Nationstar Mortgage LLC / Nationstar Capital Corp., 6.5%  , 7/1/21

  151,375

 $ 530,125

 Total Diversified Financials

 $ 3,165,221

 ENERGY - 8.7%

 Coal & Consumable Fuels - 0.7%

   285,000

 Alpha Natural Resources, Inc., 7.5%, 8/1/20 (144A)

 $ 133,950

   400,000(e)

 James River Coal Co., 7.875%, 4/1/19

   500

   300,000

 Murray Energy Corp., 8.625%, 6/15/21 (144A)

   286,500

   715,000

 Penn Virginia Corp., 8.5%, 5/1/20

   593,450

 $ 1,014,400

 Integrated Oil & Gas - 0.2%

 MXN

   540,000

 Petroleos Mexicanos, 7.19%, 9/12/24 (144A)

 $ 37,228

   325,000

 YPF SA, 8.875%, 12/19/18 (144A)

   333,125

 $ 370,353

 Oil & Gas Drilling - 0.5%

   730,000

 Ocean Rig UDW, Inc., 7.25%, 4/1/19 (144A)

 $ 474,500

   320,000

 Shelf Drill Holdings, Ltd., 8.625%, 11/1/18 (144A)

   252,800

 $ 727,300

 Oil & Gas Equipment & Services - 0.2%

   425,000

 McDermott International, Inc., 8.0%, 5/1/21 (144A)

 $ 263,500

 Oil & Gas Exploration & Production - 6.5%

   100,000

 Comstock Resources, Inc., 7.75%, 4/1/19

 $ 51,000

   750,000

 Comstock Resources, Inc., 9.5%, 6/15/20

   382,500

   515,000

 Energy XXI Gulf Coast, Inc., 7.5%, 12/15/21

   234,325

   750,000

 EP Energy LLC / EP Energy Finance, Inc., 9.375%, 5/1/20

   755,625

   360,000

 GeoPark Latin America, Ltd., Agencia en Chile, 7.5%, 2/11/20 (144A)

   260,507

   570,000

 Gulfport Energy Corp., 7.75%, 11/1/20

   565,725

   165,000

 Halcon Resources Corp., 9.25%, 2/15/22

   108,900

   890,000

 Halcon Resources Corp., 9.75%, 7/15/20

   594,075

   485,000

 Jupiter Resources, Inc., 8.5%, 10/1/22 (144A)

   363,750

   680,000

 Lightstream Resources, Ltd., 8.625%, 2/1/20 (144A)

   385,900

   630,000

 Memorial Production Partners LP / Memorial Production Finance Corp., 7.625%, 5/1/21

   565,425

   600,000

 Midstates Petroleum Co., Inc., 9.25%, 6/1/21

   310,500

   455,000

 Midstates Petroleum Co., Inc., 10.75%, 10/1/20

   247,975

   350,000

 MIE Holdings Corp., 7.5%, 4/25/19 (144A)

   210,000

   1,365,000

 Northern Oil & Gas, Inc., 8.0%, 6/1/20

   1,180,725

   535,000

 PDC Energy, Inc., 7.75%, 10/15/22

   516,275

   750,000

 PetroQuest Energy, Inc., 10.0%, 9/1/17

   630,000

   240,000(e)

 Quicksilver Resources, Inc., 7.125%, 4/1/16

   7,200

   375,000

 Rice Energy, Inc., 6.25%, 5/1/22

   361,875

   285,000

 Rosetta Resources, Inc., 5.875%, 6/1/24

   260,063

   310,000

 RSP Permian, Inc., 6.625%, 10/1/22 (144A)

   308,062

   1,170,000

 Sanchez Energy Corp., 7.75%, 6/15/21

   1,134,900

   335,000

 Talos Production LLC / Talos Production Finance, Inc., 9.75%, 2/15/18 (144A)

   288,100

 $ 9,723,407

 Oil & Gas Refining & Marketing - 0.3%

   604,000

 Calumet Specialty Products Partners LP / Calumet Finance Corp., 6.5%, 4/15/21 (144A)

 $ 522,460

 Oil & Gas Storage & Transportation - 0.3%

   450,000(a)

 Energy Transfer Partners LP, 3.272%, 11/1/66

 $ 396,000

 Total Energy

 $ 13,017,420

 Principal

 Amount

 USD ($)

 Value

 FOOD & STAPLES RETAILING - 0.6%

 Food Distributors - 0.6%

   900,000

 JBS Investments GmbH, 7.25%, 4/3/24 (144A)

 $ 893,700

 Total Food & Staples Retailing

 $ 893,700

 FOOD, BEVERAGE & TOBACCO - 8.2%

 Agricultural Products - 1.3%

   900,000

 Pinnacle Operating Corp., 9.0%, 11/15/20 (144A)

 $ 918,000

   520,000

 Southern States Cooperative, Inc., 10.0%, 8/15/21 (144A)

   486,200

   850,000

 Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)

   446,250

   225,000

 Tonon Luxembourg SA, 10.5%, 5/14/24 (144A)

   164,250

 $ 2,014,700

 Packaged Foods & Meats - 6.0%

   225,000

 Agrokor DD, 8.875%, 2/1/20 (144A)

 $ 243,495

 EUR

   200,000

 Agrokor DD, 9.875%, 5/1/19 (144A)

   244,483

   650,000

 Bertin SA / Bertin Finance, Ltd., 10.25%, 10/5/16 (144A)

   698,750

   500,000

 CFG Investment SAC, 9.75%, 7/30/19 (144A)

   417,500

   136,000

 Chiquita Brands International, Inc. / Chiquita Brands LLC, 7.875%, 2/1/21

   147,560

   491,000

 Corporacion Pesquera Inca SAC, 9.0%, 2/10/17 (144A)

   486,090

   1,100,000

 FAGE Dairy Industry SA / FAGE USA Dairy Industry, Inc., 9.875%, 2/1/20 (144A)

   1,144,000

   515,000

 Marfrig Holding Europe BV, 6.875%, 6/24/19 (144A)

   446,762

   800,000

 Marfrig Holding Europe BV, 8.375%, 5/9/18 (144A)

   753,600

   700,000

 Marfrig Holding Europe BV, 11.25%, 9/20/21 (144A)

   693,000

   475,000

 Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)

   443,531

   700,000

 MHP SA, 8.25%, 4/2/20 (144A)

   430,589

   1,600,000

 Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)

   1,540,000

   200,000

 Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)

   221,800

   600,000

 Pesquera Exalmar SAA, 7.375%, 1/31/20 (144A)

   462,750

   640,000

 Post Holdings, Inc., 6.75%, 12/1/21 (144A)

  625,600

 $ 8,999,510

 Tobacco - 0.9%

   1,645,000

 Alliance One International, Inc., 9.875%, 7/15/21

 $ 1,373,575

 Total Food, Beverage & Tobacco

 $ 12,387,785

 HEALTH CARE EQUIPMENT & SERVICES - 3.0%

 Health Care Equipment & Services - 0.6%

   831,000

 Physio-Control International, Inc., 9.875%, 1/15/19 (144A)

 $ 887,092

 Health Care Facilities - 0.6%

   700,000

 Kindred Healthcare, Inc., 6.375%, 4/15/22

 $ 673,750

   200,000

 United Surgical Partners International, Inc., 9.0%, 4/1/20

   214,000

 $ 887,750

 Health Care Services - 1.2%

   425,000

 BioScrip, Inc., 8.875%, 2/15/21 (144A)

 $ 374,000

   426,000

 Gentiva Health Services, Inc., 11.5%, 9/1/18

   451,560

   990,000

 Truven Health Analytics, Inc., 10.625%, 6/1/20

   965,250

 $ 1,790,810

 Health Care Supplies - 0.4%

   500,000

 Immucor, Inc., 11.125%, 8/15/19

 $ 537,500

 Health Care Technology - 0.2%

   275,000

 Emdeon, Inc., 11.0%, 12/31/19

 $ 300,094

 Total Health Care Equipment & Services

 $ 4,403,246

 HOUSEHOLD & PERSONAL PRODUCTS - 0.5%

 Household Products - 0.3%

 EUR

   350,000(a)

 Hydra Dutch Holdings 2BV, 5.571%, 4/15/19 (144A)

 $ 359,706

 Personal Products - 0.2%

   345,000

 Monitronics International, Inc., 9.125%, 4/1/20

 $ 320,850

 Total Household & Personal Products

 $ 680,556

 INSURANCE - 34.2%

 Insurance Brokers - 0.1%

 GBP

   475,000

 Towergate Finance Plc, 10.5%, 2/15/19 (144A)

 $ 85,825

 GBP

   100,000

 Towergate Finance Plc, 8.5%, 2/15/18 (144A)

   132,501

 $ 218,326

 Principal

 Amount

 USD ($)

 Value

 Life & Health Insurance - 1.0%

   1,000,000(a)

 Vitality Re VI, Ltd., 1.755%, 1/8/18 (144A) (Cat Bond)

 $ 999,500

   500,000(a)

 Vitality Re VI, Ltd., 2.105%, 1/8/18 (144A) (Cat Bond)

   498,500

 $ 1,498,000

 Multi-Line Insurance - 0.7%

   1,000,000(b)

 Liberty Mutual Group, Inc., 7.0%, 3/15/37 (144A)

 $ 1,022,500

 Property & Casualty Insurance - 4.6%

   6,000,000(c)(d)(h)

 Fixed Income Trust, Series 2013-A, 0.0%, 10/15/97 (144A)

 $ 4,776,238

   2,000,000(a)

 MultiCat Mexico, Ltd., Series 2012-I, Class A, 7.505%, 12/4/15 (144A)

   2,005,200

   80,000(b)(f)

 White Mountains Insurance Group, Ltd., 7.506% (144A)

   83,500

 $ 6,864,938

 Reinsurance - 27.8%

   1,000,000(a)

 Alamo Re, Ltd., 6.355%, 6/7/17 (144A) (Cat Bond)

 $ 1,038,900

   1,500,000(d)

 Arlington Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 8/1/15

   1,639,500

 EUR

   750,000(a)

 ATLAS Reinsurance VII, 3.65%, 1/7/16 (144A)

   857,863

   2,008,000(d)

 Berkeley Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 6/12/15

   2,084,103

   800,000

 Carnoustie Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/19/16

   812,320

   1,018,720(d)

 Clarendon Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 7/14/15

   993,761

   1,750,000(a)

 East Lane Re VI, Ltd., 2.755%, 3/14/18 (144A) (Cat Bond)

   1,744,750

   2,740,500

 Exeter Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/7/16

   2,743,241

   1,000,000

 Fairfield Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 2/2/16

   920,800

   2,000,000(a)

 Gator Re, Ltd., 6.685%, 1/9/17 (144A) (Cat Bond)

   1,791,800

   2,000,000(d)

 Gloucester Segregated Account (Kane SAC Ltd.), Variable Rate Notes, 6/12/15

   1,916,800

   1,500,000(a)

 Ibis Re II, Ltd., 4.005%, 6/28/16 (144A) (Cat Bond)

   1,520,700

 EUR

   1,500,000(a)

 Lion I Re, Ltd., 2.36%, 4/28/17 (144A)

   1,705,055

   1,750,000(a)

 Longpoint Re III, Ltd., 3.965%, 5/18/16 (144A)

   1,772,400

   1,000,000(a)

 Merna Reinsurance V, Ltd., 2.005%, 4/7/17 (144A) (Cat Bond)

   999,000

   750,000(a)

 MetroCat Re, Ltd., 4.505%, 8/5/16 (144A) (Cat Bond)

   768,975

   2,006,000(d)

 PI-6, Series B – 2014 (Kane SAC, Ltd.), Variable Rate Notes, 7/18/16

   2,262,567

   2,004,948(d)

 PI-6, Series C – 2014 (Kane SAC, Ltd.), Variable Rate Notes, 7/7/16

   1,995,725

   2,011,000(d)

 PI-6, Series D – 2014 (Kane SAC, Ltd.), Variable Rate Notes, 7/30/16

   2,198,425

   3,000,000

 Pangaea Re (Kane SAC, Ltd.), Variable Rate Notes, 2/1/19

   3,041,400

   2,000,000(a)

 Queen Street IV Capital, Ltd., 7.505%, 4/9/15 (144A) (Cat Bond)

   2,010,200

   1,000,000(a)

 Queen Street VIII Re Ltd., 6.505%, 6/8/16 (144A) (Cat Bond)

   1,015,700

   1,000,000(a)

 Residential Reinsurance 2012, Ltd., 22.01%, 6/6/16 (144A) (Cat Bond)

   1,146,800

   500,000(a)

 Residential Reinsurance 2013, Ltd., 20.01%, 12/6/17 (144A) (Cat Bond)

   509,150

   1,630(d)(i)

 Sector Re V, Ltd., Series 3, Class A, 0.0%, 3/1/18 (144A) (Cat Bond)

   41,522

   5,731(d)(i)

 Sector Re V, Ltd., Series 3, Class C, 0.0%, 12/1/17 (144A) (Cat Bond)

   241,912

   1,500,000(i)

 Sector Re V, Ltd., Series 4, Class A, 0.0%, 3/30/19 (144A) (Cat Bond)

   1,771,950

   1,000,000(i)

 Silverton RE Ltd., 0.0%, 9/18/17 (144A) (Cat Bond)

   1,017,200

   1,000,000(d)(i)

 Silverton RE, Ltd., 0.0%, 9/16/16 (144A) (Cat Bond)

   137,700

   1,000,000

 St. Andrews Segregated Account (Kane SAC, Ltd.), Variable Rate Notes, 1/22/16,

   1,005,300

 $ 41,705,519

 Total Insurance

 $ 51,309,283

 MATERIALS - 7.9%

 Commodity Chemicals - 0.5%

   300,000

 Basell Finance Co., BV, 8.1%, 3/15/27 (144A)

 $ 417,883

 EUR

   250,000

 KP Germany Erste GmbH, 11.625%, 7/15/17 (144A)

   306,614

 $ 724,497

 Construction Materials - 0.5%

   389,000

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $ 424,010

   300,000(f)

 Magnesita Finance, Ltd., 8.625% (144A)

   264,000

 $ 688,010

 Diversified Metals & Mining - 1.1%

   109,000

 Boart Longyear Management Pty, Ltd., 10.0%, 10/1/18 (144A)

 $ 113,360

   300,000(e)

 Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)

   43,500

   390,717(d)

 Mirabela Nickel, Ltd., 9.5%, 6/20/19

   296,945

   180,000

 Prince Mineral Holding Corp., 12.5%, 12/15/19 (144A)

   183,600

   260,000

 TMS International Corp., 7.625%, 10/15/21 (144A)

   258,700

   750,000

 Vedanta Resources Plc, 9.5%, 7/18/18 (144A)

   742,500

 $ 1,638,605

 Gold - 0.0%†

   85,000

 IAMGOLD Corp., 6.75%, 10/1/20 (144A)

 $ 68,000

 Principal

 Amount

 USD ($)

 Value

 Metal & Glass Containers - 0.4%

   250,522(g)

 Ardagh Finance Holdings SA, 8.625% (8.625% PIK 0.0% cash), 6/15/19 (144A)

 $ 249,582

 EUR

   250,000

 Ardagh Glass Finance Plc, 8.75%, 2/1/20 (144A)

   294,458

 $ 544,040

 Paper Packaging - 1.5%

   606,510(c)

 Bio Pappel SAB de CV, 10.0%, 8/27/16

 $ 600,445

   580,000

 Exopack Holding Corp., 10.0%, 6/1/18 (144A)

   610,450

   500,000

 Reynolds Group Issuer, Inc., 9.0%, 4/15/19

   516,250

   475,000

 Reynolds Group Issuer, Inc., 9.875%, 8/15/19

   504,687

 $ 2,231,832

 Paper Products - 1.7%

   675,000

 Appvion, Inc., 9.0%, 6/1/20 (144A)

 $ 458,156

   500,000

 Mercer International, Inc., 7.0%, 12/1/19 (144A)

   510,000

   840,000

 Resolute Forest Products, Inc., 5.875%, 5/15/23

   802,200

   545,000

 Sappi Papier Holding GmbH, 8.375%, 6/15/19 (144A)

   583,150

   255,000

 Unifrax I LLC / Unifrax Holding Co., 7.5%, 2/15/19 (144A)

   253,725

 $ 2,607,231

 Steel - 2.2%

   250,000

 Evraz Group SA, 9.5%, 4/24/18 (144A)

 $ 217,500

   693,000

 Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)

   519,750

   190,000

 JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)

   157,225

   900,000

 Metinvest BV, 8.75%, 2/14/18 (144A)

   405,000

   300,000

 Metinvest BV, 10.5%, 11/28/17 (144A)

   144,060

   585,000

 Optima Specialty Steel, Inc., 12.5%, 12/15/16 (144A)

   606,938

   850,000

 Ryerson, Inc., 9.0%, 10/15/17

   864,875

   350,000

 United States Steel Corp., 7.5%, 3/15/22

   353,500

 $ 3,268,848

 Total Materials

 $ 11,771,063

 MEDIA - 4.1%

 Broadcasting - 1.4%

   400,000

 Intelsat Luxembourg SA, 7.75%, 6/1/21

 $ 396,500

   1,655,000

 Townsquare Radio LLC / Townsquare Radio, Inc., 9.0%, 4/1/19 (144A)

   1,768,781

 $ 2,165,281

 Movies & Entertainment - 2.1%

   1,710,000

 AMC Entertainment, Inc., 9.75%, 12/1/20

 $ 1,859,625

   600,000

 Gibson Brands, Inc., 8.875%, 8/1/18 (144A)

   568,500

   225,000

 Regal Entertainment Group, 5.75%, 2/1/25

   215,719

   625,000

 WMG Acquisition Corp., 6.75%, 4/15/22 (144A)

   563,281

 $ 3,207,125

 Publishing - 0.6%

   855,000

 Gannett Co., Inc., 6.375%, 10/15/23

 $ 910,575

 Total Media

 $ 6,282,981

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.9%

 Biotechnology - 0.9%

   300,000

 ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)

 $ 316,530

   1,043,000

 Lantheus Medical Imaging, Inc., 9.75%, 5/15/17

   990,850

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 1,307,380

 REAL ESTATE - 0.4%

 Diversified REIT - 0.1%

   200,000

 CNL Lifestyle Properties, Inc., 7.25%, 4/15/19

 $ 204,000

 Real Estate Operating Companies - 0.3%

   410,000

 IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)

 $ 401,800

 Total Real Estate

 $ 605,800

 RETAILING - 1.4%

 Automotive Retail - 0.6%

   925,000

 DriveTime Automotive Group, Inc. / DT Acceptance Corp., 8.0%, 6/1/21 (144A)

 $ 864,875

 Computer & Electronics Retail - 0.1%

   235,000

 Rent-A-Center, Inc., 6.625%, 11/15/20

 $ 225,600

 Department Stores - 0.6%

   625,000

 Grupo Famsa SAB de CV, 7.25%, 6/1/20 (144A)

 $ 581,250

   350,000

 Neiman Marcus Group, Ltd. LLC, 8.0%, 10/15/21 (144A)

   362,250

 $ 943,500

 Specialty Stores - 0.1%

   85,000

 Outerwall, Inc., 6.0%, 3/15/19

 $ 83,300

 Total Retailing

 $ 2,117,275

 Principal

 Amount

 USD ($)

 Value

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%

 Semiconductors - 0.6%

   210,000

 Advanced Micro Devices, Inc., 6.75%, 3/1/19

 $ 199,500

   285,000

 Advanced Micro Devices, Inc., 7.0%, 7/1/24

   248,662

   500,000

 Advanced Micro Devices, Inc., 7.5%, 8/15/22

   471,875

 Total Semiconductors & Semiconductor Equipment

 $ 920,037

 SOFTWARE & SERVICES - 0.5%

 Data Processing & Outsourced Services - 0.5%

   404,000

 First Data Corp., 8.25%, 1/15/21 (144A)

  $ 430,765

   162,000

 First Data Corp., 10.625%, 6/15/21

  183,465

   225,000

 NeuStar, Inc., 4.5%, 1/15/23

   196,875

 Total Software & Services

 $ 811,105

 TECHNOLOGY HARDWARE & EQUIPMENT - 0.2%

 Electronic Equipment & Instruments - 0.2%

   315,000

 Zebra Technologies Corp., 7.25%, 10/15/22 (144A)

 $ 337,838

 Total Technology Hardware & Equipment

 $ 337,838

 TELECOMMUNICATION SERVICES - 2.6%

 Integrated Telecommunication Services - 1.0%

   186,000

 Cincinnati Bell, Inc., 8.75%, 3/15/18

 $ 190,836

   300,000

 Frontier Communications Corp., 8.75%, 4/15/22

   340,500

   350,000

 PAETEC Holding Corp., 9.875%, 12/1/18

   369,250

   600,000

 Windstream Corp., 7.5%, 6/1/22

   598,500

 $ 1,499,086

 Wireless Telecommunication Services - 1.6%

   250,000

 Altice Finco SA, 8.125%, 1/15/24 (144A)

 $ 259,375

   300,000

 Altice SA, 7.75%, 5/15/22 (144A)

   310,500

   340,000

 Sprint Corp., 7.125%, 6/15/24

   330,650

   165,000

 Sprint Corp., 7.25%, 9/15/21

   164,753

   250,000

 Unison Ground Lease Funding LLC, 5.78%, 3/15/20 (144A)

   248,155

   1,115,000

 Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 9.125%, 4/30/18 (144A)

   1,053,675

 RUB

   6,100,000

 VimpelCom Holdings BV, 9.0%, 2/13/18 (144A)

   68,607

 $ 2,435,715

 Total Telecommunication Services

 $ 3,934,801

 TRANSPORTATION - 3.5%

 Airlines - 0.8%

   545,000

 Gol LuxCo SA, 8.875%, 1/24/22 (144A)

 $ 488,184

   155,000

 Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 6.875%, 2/15/19 (144A)

   150,737

   500,000

 TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)

   519,250

 $ 1,158,171

 Airport Services - 0.9%

   557,760

 Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)

 $ 586,345

   800,000

 Aguila 3 SA, 7.875%, 1/31/18 (144A)

   788,000

 $ 1,374,345

 Highways & Railtracks - 0.2%

 MXN

   4,500,000

 Red de Carreteras de Occidente SAPIB de CV, 9.0%, 6/10/28 (144A)

 $ 292,297

 Marine - 0.4%

   500,000

 Far East Capital, Ltd. SA, 8.0%, 5/2/18 (144A)

 $ 175,000

   375,000

 Navios South American Logistics, Inc. / Navios Logistics Finance US, Inc., 7.25%, 5/1/22 (144A)

   358,125

 $ 533,125

 Railroads - 0.5%

   366,315(g)

 AAF Holdings LLC / AAF Finance Co., 12.0% (12.75% PIK 12.0% cash), 7/1/19 (144A)

 $ 351,662

   485,000

 Florida East Coast Holdings Corp., 6.75%, 5/1/19 (144A)

   478,938

 $ 830,600

 Trucking - 0.7%

   1,000,000

 Jack Cooper Holdings Corp., 9.25%, 6/1/20 (144A)

 $ 1,032,500

 Total Transportation

 $ 5,221,038

 UTILITIES - 1.8%

 Electric Utilities - 1.3%

   500,000

 Cia de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)

 $ 381,250

   375,000

 ContourGlobal Power Holdings SA, 7.125%, 6/1/19 (144A)

   373,125

   225,000

 DTEK Finance Plc, 7.875%, 4/4/18 (144A)

   90,172

 Principal

 Amount

 USD ($)

 Value

 Electric Utilities (continued)

   419,000

 Empresa Distrbuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)

   $282,026

   460,000(b)

 Enel S.p.A., 8.75%, 9/24/73 (144A)

   544,985

   225,000

 PNM Resources, Inc., 9.25%, 5/15/15

   230,316

 $ 1,901,874

 Gas Utilities - 0.5%

   867,450

 Transportadora de Gas del Sur SA, 9.625%, 5/14/20 (144A)

 $ 850,101

 Total Utilities

 $ 2,751,975

 TOTAL CORPORATE BONDS & NOTES

 (Cost  $149,854,053)

  $ 142,558,343

 CONVERTIBLE BONDS & NOTES -  2.5% of Net Assets

 DIVERSIFIED FINANCIALS - 0.1%

 Asset Management & Custody Banks - 0.1%

   120,000

 Apollo Investment Corp., 5.75%, 1/15/16

 $ 122,475

 Total Diversified Financials

 $ 122,475

 HEALTH CARE EQUIPMENT & SERVICES - 1.0%

 Health Care Equipment & Services - 1.0%

   1,040,000(c)

 Hologic, Inc., 2.0%, 12/15/37

 $ 1,440,400

 Health Care Services - 0.0%†

   15,000

 Omnicare, Inc., 3.25%, 12/15/35

 $ 16,153

 Total Health Care Equipment & Services

 $ 1,456,553

 MATERIALS - 1.2%

 Diversified Chemicals - 1.2%

   1,900,000(j)

 Hercules, Inc., 6.5%, 6/30/29

 $ 1,757,500

 Diversified Metals & Mining - 0.0%†

   100,000

 Vedanta Resources Jersey, Ltd., 5.5%, 7/13/16

 $ 91,750

 Total Materials

 $ 1,849,250

 PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.1%

 Biotechnology - 0.1%

   250,000

 Corsicanto, Ltd., 3.5%, 1/15/32

 $ 147,500

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $ 147,500

 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.1%

 Semiconductors - 0.1%

   250,000

 ReneSola, Ltd., 4.125%, 3/15/18 (144A)

 $ 137,500

 Total Semiconductors & Semiconductor Equipment

 $ 137,500

 TOTAL CONVERTIBLE BONDS & NOTES

 (Cost  $2,762,526)

 $ 3,713,278

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS -  8.3% of Net Assets

   3,130,000(a)

 U.S. Treasury Notes, 0.09%, 7/31/16

 $ 3,129,938

   3,125,000(a)

 U.S. Treasury Notes, 0.065%, 1/31/16

   3,124,566

   3,125,000(a)

 U.S. Treasury Notes, 0.073%, 10/31/16

   3,123,509

   3,130,000(a)

 U.S. Treasury Notes, 0.089%, 4/30/16

   3,129,909

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost  $12,509,470)

 $ 12,507,922

 SOVEREIGN DEBT OBLIGATIONS -  1.1% of Net Assets

 Argentina - 0.2%

   341,200

 Province of Salta Argentina, 9.5%, 3/16/22 (144A)

 $ 324,140

 Ghana - 0.3%

   500,000

 Republic of Ghana, 7.875%, 8/7/23 (144A)

 $ 437,500

 Mexico - 0.5%

 MXN

   8,870,000

 Mexican Bonos, 7.75%, 11/13/42

 $ 741,779

 MXN

   317,117

 Mexican Udibonos, 3.5%, 12/14/17

   22,661

 $ 764,440

 Ukraine - 0.1%

   100,000

 Ukraine Government International Bond, 6.75%, 11/14/17 (144A)

 $ 51,900

 TOTAL SOVEREIGN DEBT OBLIGATIONS

 (Cost  $1,656,996)

 $ 1,577,980

Schedule of Investments | 1/31/15 (unaudited)

 Shares

 Value

 COMMON STOCKS -  1.0% of Net Assets

 DIVERSIFIED FINANCIALS - 0.0%†

 Other Diversified Financial Services - 0.0%†

   731(k)

 BTA Bank JSC (G.D.R.)

 $ 416

 Total Diversified Financials

 $ 416

 INSURANCE - 0.4%

 Reinsurance - 0.4%

   600,000(k)

 Altair Re III, Ltd.

 $ 602,880

 Total Insurance

 $ 602,880

 MATERIALS - 0.0%†

 Diversified Metals & Mining - 0.0%†

 AUD

   1,587,442(d)(k)

 Mirabela Nickel, Ltd.

 $ 35,818

 Total Materials

 $ 35,818

 SOFTWARE & SERVICES - 0.0%†

 Systems Software - 0.0%†

   2,114(d)(k)

 Perseus Holding Corp.

 $ –

 Total Software & Services

 $ –

 TRANSPORTATION - 0.6%

 Air Freight & Logistics - 0.5%

   943(d)(k)

 CEVA Holdings LLC

 $ 683,900

 Marine - 0.1%

   247,509(d)(k)

 Horizon Lines, Inc.

 $ 155,930

 Total Transportation

 $ 839,830

 TOTAL COMMON STOCKS

 (Cost  $2,192,469)

 $ 1,478,944

 CONVERTIBLE PREFERRED STOCKS -  0.4% of Net Assets

 DIVERSIFIED FINANCIALS - 0.4%

 Other Diversified Financial Services - 0.4%

   470(f)

 Bank of America Corp., 7.25%

 $ 554,130

 Total Diversified Financials

 $ 554,130

 ENERGY - 0.0%†

 Oil & Gas Exploration & Production - 0.0%†

   200(f)

 Halcon Resources Corp., 5.75%

 $ 53,175

 Total Energy

 $ 53,175

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost  $524,900)

 $ 607,305

 PREFERRED STOCKS -  2.9% of Net Assets

 BANKS - 0.3%

 Diversified Banks - 0.3%

   500(b)(f)

 AgStar Financial Services ACA, 6.75%

 $ 517,625

 Total Banks

 $ 517,625

 DIVERSIFIED FINANCIALS - 0.7%

 Other Diversified Financial Services - 0.7%

   40,675(b)

 GMAC Capital Trust I, 8.125%

 $ 1,069,752

 Total Diversified Financials

 $ 1,069,752

 INSURANCE - 1.9%

 Reinsurance - 1.9%

   1,563,217(d)(k)

 Altair Re II, Ltd.

 $ 1,113,011

   15,000(d)(k)

 Lorenz Re, Ltd.

   1,719,000

 Total Insurance

 $ 2,832,011

 SOFTWARE & SERVICES - 0.0%†

 Data Processing & Outsourced Services - 0.0%†

   1,110(d)(k)

 Perseus Holding Corp., 14.0%

 $ –

 Total Software & Services

 $ –

 TOTAL PREFERRED STOCKS

 (Cost  $3,883,605)

 $ 4,419,388

 Principal

 Amount

 USD ($)

 Value

 TEMPORARY CASH INVESTMENTS - 0.7% - of Net Assets

 COMMERCIAL PAPER: 0.7%

   535,000

 Barclays Bank Plc, 0.1%,  2/2/15

 $ 534,994

   535,000

 Prudential Funding LLC, 0.06%,  2/2/15

   534,996

 $ 1,069,990

 TOTAL TEMPORARY CASH INVESTMENTS

 (Cost  $1,069,998)

   1,069,990

 TOTAL INVESTMENTS IN SECURITIES - 144.7%

 (Cost - $225,170,976) (l)(m)

   217,373,850

 OTHER ASSETS AND LIABILITIES - (44.7)%

 $ (67,147,871)

 NET ASSETS APPLICABLE TO

 COMMON SHAREOWNERS - 100.0%

 $ 150,225,979

 †

 Amount rounds to less than 0.1%.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At January 31, 2015, the value of these securities amounted to $90,435,011, or 60.2% of total net assets applicable to common shareowners.

 (Cat Bond)

 Catastrophe bond is a high yield debt instrument that is usually linked and meant to raise money in case of catastrophe.

  *

Senior secured floating rate loan interests in which the Trust invests generally pay interest at rates that are periodically redetermined by reference to a base lending plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at January 31, 2015.

 (a)

 Floating rate note. The rate shown is the coupon rate at January 31, 2015.

 (b)

 The interest rate is subject to change periodically. The interest rate shown is the rate at January 31, 2015.

 (c)

 Debt obligation initially issued at one coupon which converts to a higher coupon at a specific date. The rate shown is the rate at January 31, 2015.

 (d)

Indicates a security that has been deemed illiquid. As of January 31, 2015 the aggregate cost of illiquid securities in the Trust's portfolio was $22,047,265. As of that date, the aggregate value of illiquid securities in the Trust's portfolio of $24,429,519 represented 16.3% of total net assets applicable to common shareowners.

 (e)

 Security is in default and is non income producing.

 (f)

 Security is perpetual in nature and has no stated maturity date.

 (g)

 Payment in Kind (PIK) security which may pay interest in the form of additional principal amount.

 (h)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 (i)

 Security issued with a zero coupon.  Income is recognized through accretion of discount.

 (j)

 Security is priced as a unit.

 (k)

 Non-income producing.

 (l)

 At January 31, 2015, the net unrealized depreciation on investments based on cost for federal tax purposes of $227,511,610 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $ 8,757,538

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

   (18,895,298)

 Net unrealized depreciation

 $ (10,137,760)

 For financial reporting purposes net unrealized depreciation on investments was $7,797,126 and cost of investments aggregated $225,170,976.

 (m)

 Distributions of Investments by country of issue, as a percentage of total investments in securities, is as follows:

 United States

 67.9%

 Bermuda

 7.5

 Cayman Islands

 5.2

 Luxembourg

 3.7

 Ireland

 2.8

 Argentina

 2.1

 Netherlands

 1.6

 Mexico

 1.4

 Other (individually less than 1%)

 7.8

 100.0%

Schedule of Investments | 1/31/15 (unaudited)

\

 Glossary of Terms:

 (G.D.R.)

 Global Depositary Receipt

 REIT

 Real Estate Investment Trust

 Principal amounts are denominated in U.S. dollars unless otherwise noted.

 AUD

 -

 Australian Dollar

 EUR

 -

 Euro

 GBP

 -

 Great British Pound

 MXN

 -

 Mexican Peso

 RUB

 -

 Russian Ruble

 Various inputs are used in determining the value of the Trust's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Trust's own assumptions in determining fair value of investments).

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans are categorized as Level 2, and securities valued using fair value methods (other than prices supplied by independent pricing services or broker dealers) as Level 3.

 The following is a summary of the inputs used as of January 31, 2015, in valuing the Trust's investments.

 Level 1

 Level 2

 Level 3

 Total

 Asset Backed Securities

 $  –

 $ 2,512,340

 $ –

 $ 2,512,340

 Collateralized Mortgage Obligations

   –

   3,635,862

   –

   3,635,862

 Commercial Mortgage-Backed Securities

   –

   755,929

   –

   755,929

 Senior Secured Floating

 Rate Loan Interests

   –

   42,536,569

 –

   42,536,569

 Corporate Bonds & Notes

 Insurance

     Property & Casualty Insurance

   –

  2,088,700

   4,776,238

   6,864,938

     Reinsurance

   –

   16,881,293

   24,824,226

   41,705,519

 All Other Corporate Bonds & Notes

   –

   93,987,886

 –

   93,987,886

 Convertible Bonds & Notes

   –

   3,713,278

   –

   3,713,278

 U.S. Government and Agency Obligations

   –

   12,507,922

   –

   12,507,922

 Sovereign Debt Obligations

   –

   1,577,980

   –

   1,577,980

 Common Stocks

 Insurance

     Reinsurance

   –

   –

   602,880

   602,880

 Software & Services

     Systems Software

   –

   –*

   –

   –*

 Transportation

     Air Freight & Logistics

   –

   683,900

    –

   683,900

 All Other Common Stocks

   192,164

 –

 –

   192,164

 Convertible Preferred Stocks

  607,305

  –

  –

  607,305

 Preferred Stocks

 Insurance

     Reinsurance

   –

   –

   2,832,011

   2,832,011

 Software & Services

     Data Processing & Outsourced Services

   –

   –*

   –

   –*

 All Other Preferred Stocks

   1,587,377

 –

 –

   1,587,377

 Commercial Paper

 –

   1,069,990

 –

   1,069,990

 Total Investments in Securities

 $ 2,386,846

 $ 181,951,649

 $ 33,035,355

 $ 217,373,850

 Level 1

 Level 2

 Level 3

 Total

 Other Financial Instruments

 Net unrealized appreciation on forward foreign currency contracts

 $ –

 $ 832,040

 $ –

 $ 832,040

 Total Other Financial Instruments

 $ –

 $ 832,040

 $ –

 $ 832,040

  *    Securities in this category are valued at $0.

 The following is a summary of the fair valuation  of certain of the Trust's assets and liabilities as of January 31, 2015

 Level 1

 Level 2

 Level 3

 Total

 Assets:

 Foreign currencies, at value

 $ –

   $        755,086

 $ –

   $        755,086

 Liabilities:

   (64,000,000)

   (64,000,000)

 Outstanding borrowings

    –

   (64,000,000)

    –

   (64,000,000)

 Total

 $ –

 $ (63,244,914)

 $ –

 $ (63,244,914)

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Change in

 Balance

 Realized

 unrealized

 Accrued

 Transfers

 Transfers

 Balance

 as of

 gain

 appreciation

 discounts/

 in to

 out of

 as of

 4/30/14

 (loss)

 (depreciation)

 Purchases

 Sales

 premiums

 Level 3*

 Level 3*

 1/31/15

 Corporate Bonds & Notes

 Insurance

 Property & Casualty Insurance

   $3,588,313

    $–

   $1,187,925

   $–

   $–

   $–

   $–

   $–

 $4,776,238

 Reinsurance

   8,046,566

  11,462

   892,549

  17,674,625

 (2,006,000)

  205,024

   –

   –

 24,824,226

 Materials

 Diversified Metals & Mining

   146,250

   –

   3,750

   50,000

  (200,000)

   –

   –

   –

   –

 Common Stocks

 Insurance

 Reinsurance

  –

   –

   4,980

   597,900

   –

   –

   –

   –

   602,880

 Software & Services

 Systems Software

  –**

   –

 –

   –

   –

   –

   –

   –

   –

 Preferred Stocks

 Insurance

 Reinsurance

   6,852,231

 156,024

   (305,141)

   –

 (3,871,103)

   –

   –

   –

   2,832,011

 Software & Services

 Systems Software

  –**

 –

 –

   –

   –

   –

   –

   –

   –

 Total

 $ 18,633,360

 $167,486

 $1,784,063

 $18,322,525

 $(6,077,103)

 $205,024

 $ –

   $–

 $33,035,355

  *    Transfers are calculated on the beginning of period values. During the nine months ended January 31, 2015, there were no transfers between Levels 1, 2 and 3.

 **   Securities in this category are valued at $0.

 Net change in unrealized appreciation of Level 3 investments still held and considered Level 3 at January 31, 2015: $1,166,177.

 The following table presents additional information about valuation techniques and inputs used for investments that were measured at fair value and categorized as Level 3 at January 31, 2015:

 Fair Value

 Valuation

 Unobservable

 Value/

 1/31/15

 Technique(s)

 Input

 Range

 Corporate Bonds & Notes**

 $   4,776,238

 Market Comparables

 Yield Premium

 1.05%

 Corporate Bonds & Notes

 $ 24,824,226

 Broker Quote

 Proprietary Broker Model

 $13.77 – 118.13 per bond

 Preferred Stocks

 $      602,880

 Broker Quote

 Proprietary Broker Model

 $1.0048 per share

 Preferred Stocks

 $   2,832,011

 Broker Quote

 Proprietary Broker Model

 $0.712 – 114.60 per share

**   The significant unobservable input used in the fair value measurement of corporate bonds & notes is yield premium. Significant increase (decreases) in this input would result in a significantly higher (lower) fair value measurement.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Diversified High Income Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date March 31, 2015 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date March 31, 2015 * Print the name and title of each signing officer under his or her signature.